Segment Reporting - Segment Reporting Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Voyage revenues	$ 510,762	$ 432,676	$ 396,444
Voyage expenses	(28,237)	(8,202)	(1,656)
Vessel operating expenses	(117,658)	(101,539)	(87,890)
Time-charter hire expense	(7,670)	0	0
Depreciation and amortization	(124,378)	(105,545)	(95,542)
General and administrative expenses	(28,512)	(18,141)	(19,199)
Write-down and loss on sale of vessels	(54,653)	(50,600)	(38,976)
Restructuring charges	(1,845)	0	0
Income from vessel operations	147,809	148,649	153,181
Equity income (loss)	53,546	9,789	62,307
Investment in and advances to equity-accounted joint ventures	1,116,133	1,094,596
Total assets	5,384,781	5,019,299
Expenditures for vessels and equipment	(686,305)	(714,529)	(344,987)
Expenditures for dry docking	(12,579)	(22,283)	(13,944)
Operating Segments
Segment Reporting Information [Line Items]
Total assets	5,227,538	4,767,758
Liquefied Natural Gas Segment
Segment Reporting Information [Line Items]
Voyage revenues	454,517	365,914	314,591
Voyage expenses	(2,750)	(1,802)	(449)
Vessel operating expenses	(82,952)	(80,245)	(65,371)
Time-charter hire expense	(7,670)
Depreciation and amortization	(111,360)	(86,592)	(72,190)
General and administrative expenses	(23,270)	(13,223)	(13,955)
Write-down and loss on sale of vessels	0	0	0
Restructuring charges	0
Income from vessel operations	226,515	184,052	162,626
Equity income (loss)	60,228	17,652	48,633
Investment in and advances to equity-accounted joint ventures	962,236	933,970
Expenditures for vessels and equipment	(684,951)	(701,116)	(344,924)
Expenditures for dry docking	(7,505)	(20,047)	(13,944)
Liquefied Natural Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	454,517	365,914	314,591
Total assets	4,861,977	4,284,767
Liquefied Petroleum Gas Segment
Segment Reporting Information [Line Items]
Voyage revenues	23,922	19,769	21,939
Voyage expenses	(15,907)	(1,218)	0
Vessel operating expenses	(20,932)	(3,083)	(16)
Time-charter hire expense	0
Depreciation and amortization	(7,748)	(8,433)	(7,894)
General and administrative expenses	(2,932)	(2,411)	(2,055)
Write-down and loss on sale of vessels	(33,790)	0	0
Restructuring charges	0
Income from vessel operations	(57,387)	4,624	11,974
Equity income (loss)	(6,682)	(7,863)	13,674
Investment in and advances to equity-accounted joint ventures	153,897	160,626
Expenditures for vessels and equipment	(1,230)	(13,412)	0
Expenditures for dry docking	(5,059)	(107)	0
Liquefied Petroleum Gas Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	23,922	19,769	21,939
Total assets	326,111	364,164
Conventional Tankers Segment
Segment Reporting Information [Line Items]
Voyage revenues	32,323	46,993	59,914
Voyage expenses	(9,580)	(5,182)	(1,207)
Vessel operating expenses	(13,774)	(18,211)	(22,503)
Time-charter hire expense	0
Depreciation and amortization	(5,270)	(10,520)	(15,458)
General and administrative expenses	(2,310)	(2,507)	(3,189)
Write-down and loss on sale of vessels	(20,863)	(50,600)	(38,976)
Restructuring charges	(1,845)
Income from vessel operations	(21,319)	(40,027)	(21,419)
Equity income (loss)	0	0	0
Investment in and advances to equity-accounted joint ventures	0	0
Expenditures for vessels and equipment	(124)	0	(63)
Expenditures for dry docking	(15)	(2,130)	0
Conventional Tankers Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	32,323	46,993	$ 59,914
Total assets	$ 39,450	$ 118,827